long-term debt - TELUS Corporation commercial paper (Details) $ in Millions, $ in Billions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	$ 2,750		$ 2,750
Current maturities of long-term debt	3,102		3,246
Long-term debt	30,539		28,854
TELUS Corporation commercial paper
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	2,100
Long-term debt	$ 952	$ 0.7	1,404	$ 1.0
Effective average interest rate	4.80%	4.80%
TELUS Corporation commercial paper | Maximum
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility		$ 1.5
TELUS Corporation credit facilities
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	$ 2,750		$ 2,750
Current maturities of long-term debt	$ 0